UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Ultra-Short Income Fund
Class A [ARMZX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Western Asset Ultra-Short Income Fund returned 6.84%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7579-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	6.84	2.26	2.13
Class A (with sales charge)	6.84	2.26	2.13
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Prior to September 7, 2018, purchases of Class A shares were subject to a maximum front-end sales charge. Performance shown above does not reflect this sales charge.
The Fund changed its name and revised its principal investment strategies as of April 22, 2020.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7579-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7579-ATSR-0724

Western Asset Ultra-Short Income Fund
Class C [LWAIX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$144	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Western Asset Ultra-Short Income Fund returned 6.00%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7055-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	6.00	1.81	1.49
Class C (with sales charge)	5.00	1.81	1.49
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its name and revised its principal investment strategies as of April 22, 2020.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7055-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7055-ATSR-0724

Western Asset Ultra-Short Income Fund
Class C1 [ARMGX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$142	1.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C1 shares of Western Asset Ultra-Short Income Fund returned 6.08%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7507-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C1 (without sales charge)	6.08	1.68	1.55
Class C1 (with sales charge)	6.08	1.68	1.55
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its name and revised its principal investment strategies as of April 22, 2020.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7507-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7507-ATSR-0724

Western Asset Ultra-Short Income Fund
Class I [SBAYX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$39	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Western Asset Ultra-Short Income Fund returned 7.13%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7724-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.13	2.55	2.37
Class I (with sales charge)	7.13	2.55	2.37
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its name and revised its principal investment strategies as of April 22, 2020.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7724-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7724-ATSR-0724

Western Asset Ultra-Short Income Fund
Class IS [ARMLX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about Western Asset Ultra-Short Income Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class IS shares of Western Asset Ultra-Short Income Fund returned 7.16%. The Fund compares its performance to the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.45% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Structured product sector exposure, led by asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), as spreads tightened across the sector

↑	An overweight to investment-grade (IG) and high-yield credit as spreads tightened

Top detractors from performance:
↓	Interest rate positioning, mainly due to yield curve positioning, as the 1-year/5-year curve steepened
Use of derivatives and the impact on performance:
Interest rate futures, options and swaps were used to manage duration and yield curve exposure, which helped performance. Credit default swaps on IG indices were used to manage credit exposures and had a slightly positive impact on performance.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	7131-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	7.16	2.59	2.42
Class IS (with sales charge)	7.16	2.59	2.42
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its name and revised its principal investment strategies as of April 22, 2020.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$444,986,918
Total Number of Portfolio Holdings*	457
Total Management Fee Paid	$1,061,189
Portfolio Turnover Rate	38%
*	Does not include derivatives, except purchased option contracts, if any.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	7131-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased option contracts, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan and Nicholas Mastroianni.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Ultra-Short Income Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	7131-ATSR-0724

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2023 and May 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,845 in May 31, 2023 and $35,845 in May 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2023 and $0 in May 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in May 31, 2023 and $10,000 in May 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in May 31, 2023 and $0 in May 31, 2024.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $350,359 in May 31, 2023 and $342,635 in May 31, 2024.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Ultra-Short Income Fund
Financial Statements and Other Important Information
Annual  | May 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.3%
Communication Services — 2.3%
Diversified Telecommunication Services — 0.2%
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	$710,000	$663,543
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	458,268
Total Diversified Telecommunication Services				1,121,811
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	1,530,000	1,504,306
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	910,000	863,117
Total Entertainment				2,367,423
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	669,497 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	883,000	874,193
Comcast Corp., Senior Notes	3.950%	10/15/25	1,370,000	1,345,764
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	103,766 (a)
Total Media				2,993,220
Wireless Telecommunication Services — 0.9%
Sprint LLC, Senior Notes	7.125%	6/15/24	1,150,000	1,150,938
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	2,810,000	2,757,713
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	90,000	82,444
Total Wireless Telecommunication Services				3,991,095

Total Communication Services				10,473,549
Consumer Discretionary — 4.0%
Automobiles — 2.2%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,310,000	1,307,359
American Honda Finance Corp., Senior Notes	4.950%	1/9/26	490,000	487,736
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	2,710,000	2,617,424
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	610,000	594,898
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	1,590,000	1,542,335
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,400,000	1,292,189
Hyundai Capital America, Senior Notes	5.950%	9/21/26	990,000	996,835 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	1,025,417 (a)
Total Automobiles				9,864,193
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — 0.4%
eBay Inc., Senior Notes	1.400%	5/10/26	$690,000	$639,879
Prosus NV, Senior Notes	3.257%	1/19/27	1,120,000	1,037,319 (a)
Total Broadline Retail				1,677,198
Hotels, Restaurants & Leisure — 1.3%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	210,000	214,225 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	190,000	205,820 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,890,000	2,798,295
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	1,160,000	1,164,024
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	480,919 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	470,000	460,792 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	300,663
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	193,234
Total Hotels, Restaurants & Leisure				5,817,972
Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	128,580
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	2.875%	4/15/27	310,000	293,009

Total Consumer Discretionary				17,780,952
Consumer Staples — 1.7%
Personal Care Products — 0.6%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,810,000	1,772,867
Kenvue Inc., Senior Notes	5.350%	3/22/26	940,000	942,786
Total Personal Care Products				2,715,653
Tobacco — 1.1%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,150,000	1,116,029
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,550,000	1,458,337
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	1,460,000	1,363,979
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	940,000	931,666
Total Tobacco				4,870,011

Total Consumer Staples				7,585,664
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	110,000	112,145 (a)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	120,000	114,062
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	1,487,000	1,498,136 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	900,000	916,706 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	$850,000	$787,632 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,650,000	2,662,827
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,900,000	2,767,077
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	350,000	349,321
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	29,715 (b)(c)
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,160,000	1,145,511
Energy Transfer LP, Senior Notes	5.550%	2/15/28	630,000	632,548
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	1,160,000	1,144,464
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	2,850,000	2,779,142
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	1,849,116
EQT Corp., Senior Notes	3.125%	5/15/26	1,620,000	1,541,087 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	534,372
EQT Corp., Senior Notes	5.000%	1/15/29	550,000	535,757
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,510,000	1,490,053
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	49,610
MPLX LP, Senior Notes	1.750%	3/1/26	1,150,000	1,077,194
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	691,529
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	159,012
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,160,000	1,085,596
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,140,000	1,074,191 (a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	410,000	423,614
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,780,000	1,834,220
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	200,000	217,029 (a)
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	186,496
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,620,000	1,584,132
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	410,000	421,835

Total Energy				29,694,129
Financials — 18.5%
Banks — 11.5%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,536,594 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,730,000	5,473,574 (c)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Subordinated Notes (3 mo. Term SOFR + 1.022%)	6.351%	9/15/26	$200,000	$200,335 (c)
Bank of Montreal, Senior Notes	0.625%	7/9/24	1,650,000	1,641,333
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	628,844
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	720,035
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,895,394 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	650,000	646,240 (a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	400,000	397,355 (b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,570,000	1,535,785 (c)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,250,000	1,225,968 (c)
Citigroup Inc., Senior Notes (SOFR + 0.686%)	6.046%	10/30/24	2,170,000	2,171,480 (c)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	318,759 (a)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	550,000	523,519 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	865,207 (a)(c)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,137,075 (a)(c)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	930,000	926,586 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	900,000	902,667 (c)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then 3 mo. Term SOFR + 0.540%)	0.824%	6/1/25	3,190,000	3,190,000 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	2,270,000	2,199,185 (c)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	249,481 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	610,000	611,047 (c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	$1,230,000	$1,207,662
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	2,530,000	2,322,012
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	1,100,000	1,014,415 (c)
Swedbank AB, Senior Notes	3.356%	4/4/25	1,960,000	1,924,830 (a)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	2,800,000	2,580,742
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	890,000	896,794 (c)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	150,000	138,123 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	260,000	262,954 (c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	6,300,000	6,102,883 (c)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,770,000	2,725,564 (c)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,160,000	1,996,941
Total Banks				51,169,383
Capital Markets — 5.4%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	1,010,000	996,380
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	434,966
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,360,000	1,257,297
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	147,423
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,378,399 (c)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	940,000	952,770 (c)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.505%)	5.856%	9/10/24	3,000,000	3,001,254 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	7,830,000	7,300,319 (c)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	940,000	952,650 (c)
UBS AG, Senior Notes	1.250%	6/1/26	800,000	737,816
UBS AG/New York NY, Senior Notes	4.750%	8/9/24	250,000	249,510
UBS AG/New York NY, Senior Notes	7.950%	1/9/25	300,000	303,839
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	587,694 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	$650,000	$594,130 (a)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,305,150 (a)(c)
Total Capital Markets				24,199,597
Consumer Finance — 0.1%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	280,000	281,097 (c)
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,840,000	1,712,571
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	690,000	700,154
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,403,883 (a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	483,218 (a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	1,190,000	1,146,170
Total Financial Services				5,445,996
Insurance — 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	186,203
Aon North America Inc., Senior Notes	5.150%	3/1/29	850,000	845,545
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	372,078 (a)
Total Insurance				1,403,826

Total Financials				82,499,899
Health Care — 5.5%
Biotechnology — 0.9%
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,950,000	1,922,920
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	296,009
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,830,000	1,819,437
Total Biotechnology				4,038,366
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	186,000	185,960
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	980,000	973,936 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	1,040,000	1,038,648 (a)
Total Health Care Equipment & Supplies				2,198,544
Health Care Providers & Services — 2.5%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	760,000	755,028
Centene Corp., Senior Notes	4.250%	12/15/27	400,000	380,975
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Centene Corp., Senior Notes	4.625%	12/15/29	$350,000	$329,730
CVS Health Corp., Senior Notes	2.625%	8/15/24	2,440,000	2,424,148
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,850,000	2,797,393
CVS Health Corp., Senior Notes	3.000%	8/15/26	120,000	113,957
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	297,759
Humana Inc., Senior Notes	1.350%	2/3/27	1,890,000	1,705,151
Humana Inc., Senior Notes	5.750%	12/1/28	230,000	233,732
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	800,000	772,450
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,410,000	1,391,100
Total Health Care Providers & Services				11,201,423
Pharmaceuticals — 1.6%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	1,370,000	1,267,942
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	170,000	169,381
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	790,000	787,601
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,600,000	1,577,910
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,963,267
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	210,000	201,040
Total Pharmaceuticals				6,967,141

Total Health Care				24,405,474
Industrials — 4.2%
Aerospace & Defense — 1.9%
Boeing Co., Senior Notes	4.875%	5/1/25	1,030,000	1,019,237
Boeing Co., Senior Notes	2.750%	2/1/26	2,540,000	2,404,872
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,530,000	1,503,185
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,030,000	952,575
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	157,439
RTX Corp., Senior Notes	5.750%	11/8/26	2,370,000	2,394,047
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	230,000	229,789 (a)
Total Aerospace & Defense				8,661,144
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	230,000	225,838 (a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	198,708
Total Commercial Services & Supplies				424,546
Ground Transportation — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,200,000	1,102,077
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,040,000	959,950
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
John Deere Capital Corp., Senior Notes	4.950%	7/14/28	$1,050,000	$1,048,776
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	710,000	658,204
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	110,000	102,045 (a)
Total Machinery				2,768,975
Passenger Airlines — 0.8%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	200,000	206,410 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	540,000	552,645
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	311,179 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,670,000	2,574,389 (a)
Total Passenger Airlines				3,644,623
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,180,000	2,013,309
Air Lease Corp., Senior Notes	5.300%	2/1/28	290,000	288,797
Total Trading Companies & Distributors				2,302,106

Total Industrials				18,903,471
Information Technology — 2.9%
Electronic Equipment, Instruments & Components — 0.3%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,380,000	1,282,698
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,970,000	1,905,451
Intel Corp., Senior Notes	1.600%	8/12/28	1,400,000	1,218,806
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	1,490,000	1,471,911
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,005,550
Total Semiconductors & Semiconductor Equipment				5,601,718
Software — 0.8%
Oracle Corp., Senior Notes	3.400%	7/8/24	1,980,000	1,975,427
Oracle Corp., Senior Notes	1.650%	3/25/26	1,900,000	1,778,196
Total Software				3,753,623
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	2,480,000	2,169,495

Total Information Technology				12,807,534
Materials — 2.2%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,410,000	1,355,376 (a)
Metals & Mining — 1.1%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	438,787 (a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	1,630,000	1,549,772 (a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,030,000	959,016 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	$1,140,000	$1,163,262
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	850,000	821,978
Total Metals & Mining				4,932,815
Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,200,000	1,103,423 (a)
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,100,000	1,068,503 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	1,260,000	1,248,378
Total Paper & Forest Products				3,420,304

Total Materials				9,708,495
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	430,000	394,736 (a)

Utilities — 2.2%
Electric Utilities — 2.0%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	880,000	884,038
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	450,000	442,816
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	440,000	441,484 (d)
Georgia Power Co., Senior Notes	5.004%	2/23/27	970,000	968,360
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	240,000	240,486
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,480,000	1,334,182
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	530,000	529,897
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,360,000	1,355,087 (a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	910,000	902,796
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,710,000	1,738,383
Total Electric Utilities				8,837,529
Multi-Utilities — 0.2%
Engie SA, Senior Notes	5.250%	4/10/29	890,000	885,981 (a)

Total Utilities				9,723,510
Total Corporate Bonds & Notes (Cost — $232,078,904)				223,977,413
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 21.1%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. Term SOFR + 0.819%)	6.144%	10/25/35	$446,665	$412,367 (c)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	550,000	548,141
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	735,586	734,552 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	6.793%	4/20/35	620,000	620,000 (a)(c)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	470,000	444,440 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	862,423 (a)
Ballyrock CLO Ltd., 2019-2A A1RR (3 mo. Term SOFR + 1.400%)	6.719%	2/20/36	510,000	510,631 (a)(c)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.729%	7/15/31	500,981	501,745 (a)(c)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. Term SOFR + 1.312%)	6.635%	4/24/29	138,034	138,126 (a)(c)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.585%	8/19/38	905,896	895,128 (a)(c)
Capital One Multi-Asset Execution Trust, 2022-A1 A1	2.800%	3/15/27	2,110,000	2,065,975
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	400,000	393,363
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	953,284	955,398
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	215,508	185,152 (a)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	212,916	208,955 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,269,976	2,169,109 (a)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,024,744	875,200 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	1,180,000	1,160,282
Columbia Cent CLO Ltd., 2022-32A A1R (3 mo. Term SOFR + 1.450%)	6.773%	7/24/34	870,000	871,788 (a)(c)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	391,323	317,603 (a)
ECMC Group Student Loan Trust, 2016-1A A (30 Day Average SOFR + 1.464%)	6.788%	7/26/66	1,445,426	1,462,624 (a)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	1,032,037	1,029,932 (a)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,080,000	1,060,417 (a)
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	820,000	814,820
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,280,000	1,279,114 (a)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	$580,000	$578,603
GM Financial Automobile Leasing Trust, 2024-2 A2A	5.430%	9/21/26	1,500,000	1,499,907
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,015,116 (a)
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.473%	4/24/31	950,000	952,352 (a)(c)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.248%	2/5/31	1,000,000	1,000,454 (a)(c)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. Term SOFR + 1.942%)	7.278%	5/5/32	970,000	974,770 (a)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	754,149	593,648 (a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.494%	12/20/29	428,835	429,260 (a)(c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.451%	7/15/39	1,280,000	1,277,600 (a)(c)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.214%	4/26/31	667,000	669,523 (a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.846%	1/20/30	96,071	96,235 (a)(c)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.886%	1/20/30	820,000	823,681 (a)(c)
Harley-Davidson Motorcycle Trust, 2024-A A2	5.650%	2/16/27	1,810,000	1,810,788
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	393,311 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	100,000	101,486 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,362,538 (a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.114%)	6.434%	9/17/36	783,129	777,898 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	489,983	407,658 (a)
Hilton Grand Vacations Trust, 2023-1A A	5.720%	1/25/38	781,514	786,715 (a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. Term SOFR + 0.864%)	6.189%	10/25/35	392,644	382,800 (c)
Honda Auto Receivables Owner Trust, 2024-2 A2	5.480%	11/18/26	1,580,000	1,580,075
HPEFS Equipment Trust, 2023-1A A3	5.410%	2/22/28	1,356,000	1,354,106 (a)
HPEFS Equipment Trust, 2023-2A A2	6.040%	1/21/31	1,580,000	1,583,933 (a)
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	1,180,000	1,176,497 (a)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	6.505%	2/15/39	$1,297,370	$1,273,044 (a)(c)
M&T Equipment Notes, 2023-1A A4	5.750%	7/15/30	1,270,000	1,268,080 (a)
Madison Park Funding Ltd., 2019-35A A1R (3 mo. Term SOFR + 1.252%)	6.576%	4/20/32	760,000	761,811 (a)(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.709%	10/18/31	477,842	478,763 (a)(c)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.705%	7/25/34	270,000	270,488 (a)(c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.515%	10/16/36	1,013,396	1,008,962 (a)(c)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.190%	7/15/29	500,000	501,605 (a)(c)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.637%	2/20/31	742,342	744,548 (a)(c)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.336%	7/20/31	1,250,000	1,254,052 (a)(c)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. Term SOFR + 0.694%)	6.019%	2/25/36	663,951	653,073 (c)
Mountain View CLO Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.460%)	6.789%	4/15/34	470,000	469,955 (a)(c)
MVW LLC, 2020-1A A	1.740%	10/20/37	466,198	438,383 (a)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	30,547	29,737 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	6.331%	1/15/43	108,157	107,762 (a)(c)
Navient Student Loan Trust, 2015-1 A2 (30 Day Average SOFR + 0.714%)	6.038%	4/25/40	670,826	659,214 (c)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.038%	12/26/69	502,108	496,295 (a)(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.038%	9/25/42	269,039	265,683 (a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.465%	4/20/62	1,550,000	1,541,199 (a)(c)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	6.175%	4/20/62	951,282	944,346 (a)(c)
Neuberger Berman CLO Ltd., 2014-17A BR2 (3 mo. Term SOFR + 1.762%)	7.086%	4/22/29	750,000	750,374 (a)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. Term SOFR + 1.282%)	6.608%	4/19/30	612,061	613,227 (a)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	6.369%	8/25/34	$359,398	$366,276 (c)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	1,110,000	1,111,356
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. Term SOFR + 1.539%)	6.864%	5/25/33	147,439	138,738 (c)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. Term SOFR + 0.824%)	6.149%	12/25/33	776,548	763,827 (c)
Octagon Investment Partners Ltd., 2012-1A AARR (3 mo. Term SOFR + 1.212%)	6.540%	7/15/29	229,052	229,338 (a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.631%	5/23/31	736,758	737,078 (a)(c)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. Term SOFR + 0.894%)	6.219%	11/25/34	273,219	268,859 (c)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	219,486	179,850
Oscar US Funding LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,443,621 (a)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.836%	10/20/31	974,659	975,668 (a)(c)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.624%	1/15/28	1,380,000	1,383,347 (a)(c)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. Term SOFR + 0.994%)	6.319%	8/25/33	177,898	160,095 (c)
RR Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.352%)	6.680%	1/15/30	389,872	391,133 (a)(c)
Santander Drive Auto Receivables Trust, 2022-3 B	4.130%	8/16/27	300,000	296,856
Santander Drive Auto Receivables Trust, 2022-4 B	4.420%	11/15/27	1,110,000	1,098,414
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	978,810	981,153
SBNA Auto Lease Trust, 2024-B A2	5.670%	11/20/26	1,600,000	1,601,327 (a)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	812,943	783,919 (a)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	530,000	531,358 (a)(c)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.861%	12/15/39	1,008,654	984,691 (c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.181%	10/15/41	1,155,851	1,240,651 (a)(c)
SLM Student Loan Trust, 2005-4 B (90 Day Average SOFR + 0.442%)	5.789%	7/25/55	141,479	132,951 (c)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2006-2 A6 (90 Day Average SOFR + 0.432%)	5.779%	1/25/41	$574,847	$560,278 (c)
SLM Student Loan Trust, 2013-1 A3 (30 Day Average SOFR + 0.664%)	5.988%	5/26/55	629,396	620,614 (c)
SLM Student Loan Trust, 2013-6 A3 (30 Day Average SOFR + 0.764%)	6.088%	6/26/28	660,027	658,743 (c)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. Term SOFR + 1.564%)	6.881%	2/17/32	30,086	30,149 (a)(c)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	303,362	266,710 (a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	411,111	371,931 (a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.231%	1/15/53	2,065,612	2,053,952 (a)(c)
SMB Private Education Loan Trust, 2024-C A1B (SOFR + 1.100%)	6.440%	6/17/52	830,000	834,930 (a)(c)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	400,169	364,526 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	870,726	793,786 (a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	519,309	473,718 (a)
Synchrony Card Funding LLC, 2022-A1 A	3.370%	4/15/28	1,092,000	1,071,638
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.417%	1/17/32	563,369	565,144 (a)(c)
TRP LLC, 2021-1 A	2.070%	6/19/51	855,661	770,610 (a)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,120,000	1,114,083
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	624,023	624,488
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	6.475%	10/18/31	1,540,000	1,540,000 (a)(c)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.529%	10/15/31	980,000	981,474 (a)(c)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	514,096	509,483 (a)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.715%	7/24/32	1,040,000	1,042,663 (a)(c)
Whitehorse Ltd., 2018-12A A (3 mo. Term SOFR + 1.512%)	6.840%	10/15/31	235,075	235,552 (a)(c)
World Omni Auto Receivables Trust, 2024-B A2B (30 Day Average SOFR + 0.430%)	5.754%	9/15/27	1,810,000	1,810,784 (c)

Total Asset-Backed Securities (Cost — $95,701,704)				93,772,602
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — 13.6%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.500%	9/15/34	$500,000	$485,406 (a)(c)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	284,145	235,783 (a)(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.306%	10/15/38	790,000	748,054 (a)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.515%	11/17/38	542,196	537,423 (a)(c)
BANK, 2021-BN32 A5	2.643%	4/15/54	960,000	810,829
BANK, 2021-BN36 A5	2.470%	9/15/64	390,000	321,884
BDS, 2021-FL8 A (1 mo. Term SOFR + 1.034%)	6.355%	1/18/36	483,936	482,227 (a)(c)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.029%	9/15/54	12,321,903	580,030 (c)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	515,164
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	850,000	875,036 (c)
Benchmark Mortgage Trust, 2023-V3 XA, IO	0.814%	7/15/56	20,903,743	610,866 (c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.864%	7/15/35	910,000	910,369 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	258,720	241,684 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM1 A1	5.943%	12/1/63	852,706	850,183 (a)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,290,000	1,111,120 (a)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. Term SOFR + 1.035%)	6.352%	12/15/38	110,000	109,463 (a)(c)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. Term SOFR + 0.784%)	6.101%	6/15/38	964,412	958,322 (a)(c)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	6.131%	9/15/36	1,460,000	1,450,884 (a)(c)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.307%	1/17/39	1,570,000	1,558,499 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.739%	8/25/35	969	902 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.019%	10/25/35	4,280	3,931 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.639%	1/25/36	1,398	1,266 (a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	802,506	687,733 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	306,717
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Cross Mortgage Trust, 2023-H2 A1A	7.135%	11/25/68	$767,791	$778,351 (a)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	365,649	364,750 (a)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	89,765	83,012 (a)
CSMC Trust, 2019-AFC1 A2	3.776%	7/25/49	197,373	183,213 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	197,373	183,260 (a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,296,912 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	322,277	299,523 (a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	385,120	308,104 (a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	385,120	313,967 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	466,602	390,043 (a)(c)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	770,167	616,844 (a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	452,575	382,083 (a)(c)
CSMC Trust, 2021-RPL4 A1	4.039%	12/27/60	635,643	618,641 (a)(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,442,872	1,283,982 (a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	597,182	485,140 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	308,525	260,752 (a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. Term SOFR + 0.815%)	6.132%	11/15/38	1,218,582	1,209,479 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (30 Day Average SOFR + 0.764%)	6.092%	8/25/29	1,200,000	1,205,308 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (30 Day Average SOFR + 0.564%)	5.888%	9/25/49	656,722	641,720 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.624%	8/25/33	303,176	309,770 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	7.424%	10/25/33	850,000	875,593 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.724%	2/25/42	880,000	902,911 (a)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.830%	6/25/42	$810,000	$879,436 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	7.274%	2/25/44	510,000	517,256 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	4.567%	6/1/28	23	23 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (30 Day Average SOFR + 2.264%)	7.588%	10/25/30	320,000	325,227 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.424%	6/25/43	300,000	317,216 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.824%	10/25/43	590,000	611,223 (a)(c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	76,216	74,957 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	4.932%	3/25/42	574,080	552,215 (c)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	4.556%	8/25/43	319,535	314,629 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	4.367%	8/25/42	245,351	235,753 (c)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (30 Day Average SOFR + 0.514%)	5.838%	5/25/42	47,475	47,254 (c)
GCAT Trust, 2020-NQM1 A3	3.554%	1/25/60	883,581	832,955 (a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.939%	2/20/61	28,454	28,413 (c)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.839%	3/20/63	143,234	142,331 (c)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. Term SOFR + 1.114%)	6.439%	3/20/66	1,307,241	1,307,329 (c)
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. Term SOFR + 0.614%)	5.939%	7/20/67	$442,946	$440,096 (c)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.773%	4/20/70	2,223,981	2,195,690 (c)
Government National Mortgage Association (GNMA), 2021-H09 QF (30 Day Average SOFR + 1.500%)	6.823%	6/20/71	2,879,057	2,917,578 (c)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.623%	9/20/71	2,828,802	2,797,520 (c)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.785%	3/20/25	53,639	53,599 (a)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.381%	10/15/36	1,110,000	1,101,162 (a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.175%	6/20/35	209,159	188,942 (c)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	6.335%	6/20/35	171,895	154,460 (c)
IMPAC CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.959%	11/25/35	146,513	128,721 (c)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	826,107	773,109 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	557,095	543,619 (a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step bond (2.250% to 11/25/24 then 5.250%)	2.250%	7/25/67	1,174,437	1,147,121 (a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	451,514	431,634 (a)(c)
Mill City Mortgage Trust, 2015-2 M3	3.707%	9/25/57	857,796	837,382 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	296,968	288,579
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.464%	11/15/34	173,277	172,559 (a)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	117,909	109,352 (a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	78,561	72,453 (a)(c)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	739,238	617,733 (a)(c)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	866,796	780,901 (a)(c)
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.638%	3/25/47	$206,943	$192,447
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	651,278	502,903 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	656,993	516,325 (a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	843,236	654,790 (a)(c)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	815,920	664,521 (a)(c)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.915%	10/15/36	887,316	879,035 (a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.193%	5/30/25	140,761	140,926 (a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.139%	11/27/31	122,708	122,788 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	193,022	173,760 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,047,448	844,531 (a)(c)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	810,000	813,043 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	6,095	2,406
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. Term SOFR + 1.064%)	6.389%	7/25/36	300,209	297,860 (a)(c)
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. Term SOFR + 0.564%)	5.889%	11/25/33	21,960	21,450 (c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. Term SOFR + 1.264%)	6.581%	5/15/38	920,000	878,432 (a)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.317%	1/15/39	1,560,000	1,550,470 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 1A1	6.324%	3/25/34	72,404	64,966 (c)
Structured Asset Securities Corp., 2005-RF3 2A	4.118%	6/25/35	254,546	220,034 (a)(c)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. Term SOFR + 2.264%)	7.589%	10/25/48	1,460,000	1,519,285 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	6.019%	7/25/45	923,983	868,683 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.159%	7/25/45	296,141	275,296 (c)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	52,002	51,018

Total Collateralized Mortgage Obligations (Cost — $63,799,928)				60,580,529
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 5.3%
FHLMC — 2.2%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	$1,783,237	$1,639,739
Federal Home Loan Mortgage Corp. (FHLMC)	1.780%	8/1/51	4,902,648	4,360,537 (c)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/53	91,085	93,895
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.630%)	3.267%	1/1/49	4,038,286	3,781,920 (c)
Total FHLMC				9,876,091
FNMA — 2.2%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,233,216	1,150,941
Federal National Mortgage Association (FNMA)	3.000%	4/1/38- 2/1/40	1,596,979	1,473,602
Federal National Mortgage Association (FNMA)	4.500%	11/1/38- 1/1/59	858,169	830,960
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	3,822,122	3,769,628
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	1,153,450	1,175,220
Federal National Mortgage Association (FNMA)	6.000%	11/1/53	1,254,973	1,262,699
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.443%	9/1/37	212,102	213,606 (c)
Total FNMA				9,876,656
GNMA — 0.9%
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	22,434	20,256
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	144,787	119,909
Government National Mortgage Association (GNMA) II	5.500%	8/20/53	1,261,405	1,254,844
Government National Mortgage Association (GNMA) II	6.000%	11/20/53	1,262,964	1,283,197
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	1,291,492	1,320,048
Total GNMA				3,998,254

Total Mortgage-Backed Securities (Cost — $25,456,590)				23,751,001
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 1.6%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	7.052%	2/1/27	$488,491	$488,713 (c)(f)(g)
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.302%	12/7/30	755,511	751,783 (c)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.944%	9/18/26	493,015	494,863 (c)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.931%	1/31/28	590,000	575,141 (c)(f)(g)

Total Communication Services				2,310,500
Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.0%††
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.584%	9/20/30	58,242	58,388 (c)(f)(g)
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.194%	10/19/27	476,612	477,386 (c)(f)(g)
Rent-A-Center Inc., Term Loan B2 (1 mo. Term SOFR + 2.750%)	8.079%	2/17/28	511,126	513,578 (c)(f)(g)
Total Specialty Retail				990,964

Total Consumer Discretionary				1,049,352
Financials — 0.4%
Financial Services — 0.3%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.442%	3/20/28	537,532	538,875 (c)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan B (1 mo. Term SOFR + 1.750%)	7.072%	11/6/28	275,000	276,417 (c)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.429%	1/13/29	527,694	529,758 (c)(f)(g)
Total Financial Services				1,345,050
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.694%	7/31/27	537,531	529,692 (c)(f)(g)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.679%	8/21/28	47,630	47,347 (c)(f)(g)
Total Insurance				577,039

Total Financials				1,922,089
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 0.2%
Health Care Providers & Services — 0.1%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.459%	11/15/27	$416,332	$413,964 (c)(f)(g)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B1 (1 mo. Term SOFR + 3.114%)	8.444%	5/5/28	437,863	442,003 (c)(f)(g)

Total Health Care				855,967
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	7.329%	1/3/29	294,382	295,670 (c)(f)(g)

Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.329%	10/16/26	484,848	483,239 (c)(f)(g)

Total Senior Loans (Cost — $6,930,207)				6,916,817
U.S. Government & Agency Obligations — 1.3%
U.S. Government Obligations — 1.3%
U.S. Treasury Notes	4.250%	12/31/25	870,000	860,042
U.S. Treasury Notes	4.750%	11/15/26	260,000	259,203
U.S. Treasury Notes	4.625%	4/30/29	4,650,000	4,673,250

Total U.S. Government & Agency Obligations (Cost — $5,803,780)				5,792,495
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $95.500	12/13/24	51	$127,500	71,719
U.S. Treasury 5-Year Notes Futures, Call @ $105.750	6/21/24	47	47,000	20,930

Total Purchased Options (Cost — $63,790)				92,649
Total Investments before Short-Term Investments (Cost — $429,834,903)				414,883,506
	Rate	Maturity Date	Face Amount
Short-Term Investments — 6.5%
U.S. Treasury Bills — 3.0%
U.S. Treasury Bills (Cost — $13,512,281)	4.656%	6/20/24	$13,550,000	13,516,343 (h)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 2.3%
Rabobank Netherland NV	5.519%	6/5/24	$5,000,000	$4,996,332 (h)
Svenska Handelsbanken AB	5.501%	6/11/24	5,000,000	4,991,959 (h)(i)

Total Commercial Paper (Cost — $9,989,500)				9,988,291
			Shares
Money Market Funds — 1.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,407,891)	5.262%		5,407,891	5,407,891 (j)(k)

Total Short-Term Investments (Cost — $28,909,672)				28,912,525
Total Investments — 99.7% (Cost — $458,744,575)				443,796,031
Other Assets in Excess of Liabilities — 0.3%				1,190,887
Total Net Assets — 100.0%				$444,986,918

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Rate shown represents yield-to-maturity.
(i)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2024, the total market value of investments in Affiliated
Companies was $5,407,891 and the cost was $5,407,891 (Note 8).

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Schedule of Investments (cont’d)
May 31, 2024
 Western Asset Ultra-Short Income Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At May 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	102	$255,000	$(3,825)
3-Month SOFR Futures, Put	12/13/24	95.000	51	127,500	(24,862)
U.S. Treasury 5-Year Notes Futures, Call	6/21/24	106.250	47	47,000	(11,383)
U.S. Treasury 5-Year Notes Futures, Put	6/21/24	104.500	47	47,000	(2,938)
Total Exchange-Traded Written Options (Premiums received — $90,449)					$(43,008)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	227	3/25	$54,226,968	$53,929,525	$(297,443)
3-Month SOFR	180	3/26	43,218,047	43,103,250	(114,797)
					(412,240)
Contracts to Sell:
3-Month SOFR	34	6/24	8,038,744	8,045,250	(6,506)
U.S. Treasury 2-Year Notes	141	9/24	28,764,184	28,722,141	42,043
U.S. Treasury 5-Year Notes	1,052	9/24	111,485,521	111,298,317	187,204
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

 Western Asset Ultra-Short Income Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 10-Year Notes	55	9/24	$6,004,096	$5,983,828	$20,268
U.S. Treasury Long-Term Bonds	13	9/24	1,521,016	1,508,813	12,203
U.S. Treasury Ultra Long- Term Bonds	2	9/24	247,824	244,875	2,949
					258,161
Net unrealized depreciation on open futures contracts					$(154,079)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At May 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$18,886,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$(185,929)	$76	$(186,005)
	7,856,000	10/14/27	2.600% annually	Daily SOFR Compound annually	457,027	2,568	454,459
Total	$26,742,000				$271,098	$2,644	$268,454

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.340%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $453,336,684)	$438,388,140
Investments in affiliated securities, at value (Cost — $5,407,891)	5,407,891
Cash	1,000,000
Interest receivable	2,520,462
Deposits with brokers for open futures contracts and exchange-traded options	1,692,598
Receivable for Fund shares sold	530,055
Deposits with brokers for centrally cleared swap contracts	171,983
Principal paydown receivable	82,694
Dividends receivable from affiliated investments	61,687
Prepaid expenses	10,799
Total Assets	449,866,309
Liabilities:
Payable for Fund shares repurchased	2,988,964
Payable for securities purchased	1,376,365
Payable to brokers — net variation margin on open futures contracts	182,062
Investment management fee payable	95,900
Written options, at value (premiums received — $90,449)	43,008
Service and/or distribution fees payable	39,958
Distributions payable	14,769
Payable to brokers — net variation margin on centrally cleared swap contracts	11,813
Trustees’ fees payable	930
Accrued expenses	125,622
Total Liabilities	4,879,391
Total Net Assets	$444,986,918
Net Assets:
Par value (Note 7)	$492
Paid-in capital in excess of par value	475,822,657
Total distributable earnings (loss)	(30,836,231)
Total Net Assets	$444,986,918
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

Net Assets:
Class A	$169,730,850
Class C	$5,100,185
Class C1	$82,786
Class I	$232,722,367
Class IS	$37,350,730
Shares Outstanding:
Class A	18,730,094
Class C	555,984
Class C1	9,196
Class I	25,781,835
Class IS	4,121,572
Net Asset Value:
Class A (and redemption price)	$9.06
Class C*	$9.17
Class C1 (and redemption price)	$9.00
Class I (and redemption price)	$9.03
Class IS (and redemption price)	$9.06

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Statement of Operations
For the Year Ended May 31, 2024

Investment Income:
Interest	$15,244,625
Dividends from affiliated investments	1,199,136
Less: Foreign taxes withheld	(12,208)
Total Investment Income	16,431,553
Expenses:
Investment management fee (Note 2)	1,306,455
Service and/or distribution fees (Notes 2 and 5)	465,769
Transfer agent fees (Notes 2 and 5)	295,042
Registration fees	122,754
Fund accounting fees	73,394
Audit and tax fees	39,845
Shareholder reports	22,451
Legal fees	17,750
Trustees’ fees	10,417
Insurance	3,658
Commitment fees (Note 9)	3,524
Miscellaneous expenses	7,559
Total Expenses	2,368,618
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(245,266)
Net Expenses	2,123,352
Net Investment Income	14,308,201
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,998,899)
Futures contracts	5,635,789
Written options	285,386
Swap contracts	132,278
Net Realized Gain	2,054,554
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	13,267,323
Futures contracts	(228,091)
Written options	34,657
Swap contracts	365,320
Change in Net Unrealized Appreciation (Depreciation)	13,439,209
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	15,493,763
Increase in Net Assets From Operations	$29,801,964
See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2024	2023
Operations:
Net investment income	$14,308,201	$13,257,357
Net realized gain	2,054,554	4,388,465
Change in net unrealized appreciation (depreciation)	13,439,209	362,040
Increase in Net Assets From Operations	29,801,964	18,007,862
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(16,320,472)	(16,198,260)
Return of capital	(121,948)	—
Decrease in Net Assets From Distributions to Shareholders	(16,442,420)	(16,198,260)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	263,729,632	395,887,895
Reinvestment of distributions	16,305,934	16,090,092
Cost of shares repurchased	(307,920,340)	(562,910,824)
Decrease in Net Assets From Fund Share Transactions	(27,884,774)	(150,932,837)
Decrease in Net Assets	(14,525,230)	(149,123,235)
Net Assets:
Beginning of year	459,512,148	608,635,383
End of year	$444,986,918	$459,512,148
See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.79	$8.75	$9.03	$8.89	$9.10
Income (loss) from operations:
Net investment income	0.28	0.19	0.04	0.05	0.19
Net realized and unrealized gain (loss)	0.31	0.09	(0.23)	0.23	(0.16)
Total income (loss) from operations	0.59	0.28	(0.19)	0.28	0.03
Less distributions from:
Net investment income	(0.32)	(0.24)	(0.09)	(0.14)	(0.24)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.32)	(0.24)	(0.09)	(0.14)	(0.24)
Net asset value, end of year	$9.06	$8.79	$8.75	$9.03	$8.89
Total return[3]	6.84%	3.28%	(2.09)%	3.21%	0.27%[4]
Net assets, end of year (millions)	$170	$175	$271	$271	$106
Ratios to average net assets:
Gross expenses	0.68%	0.70%	0.66%	0.72%	0.84%
Net expenses[5,6]	0.65	0.65	0.65	0.64	0.71
Net investment income	3.13	2.18	0.47	0.51	2.06
Portfolio turnover rate	38%	10%	47%[7]	47%[7]	76%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period July 20, 2018 through February 12, 2020, the expense limitation was 0.88%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.90	$8.86	$9.15	$9.01	$9.06
Income (loss) from operations:
Net investment income (loss)	0.21	0.15	(0.02)	(0.02)	0.25 [2]
Net realized and unrealized gain (loss)	0.32	0.07	(0.25)	0.24	(0.14)
Total income (loss) from operations	0.53	0.22	(0.27)	0.22	0.11
Less distributions from:
Net investment income	(0.26)	(0.18)	(0.02)	(0.08)	(0.16)
Return of capital	(0.00)[3]	—	—	—	—
Total distributions	(0.26)	(0.18)	(0.02)	(0.08)	(0.16)
Net asset value, end of year	$9.17	$8.90	$8.86	$9.15	$9.01
Total return[4]	6.00%	2.50%	(2.93)%	2.39%	1.28%[2,5]
Net assets, end of year (000s)	$5,100	$6,486	$2,831	$1,653	$1,813
Ratios to average net assets:
Gross expenses	1.42%	1.43%	1.44%	1.49%	1.61%
Net expenses[6,7]	1.40	1.40	1.44	1.43	0.10 [2]
Net investment income (loss)	2.36	1.68	(0.27)	(0.20)	2.74 [2]
Portfolio turnover rate	38%	10%	47%[8]	47%[8]	76%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements.
If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and
2.04%, respectively.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% for the year ended May 31, 2020.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.73	$8.71	$8.95	$8.81	$9.03
Income (loss) from operations:
Net investment income (loss)	0.21	0.13	(0.03)	(0.01)	0.15
Net realized and unrealized gain (loss)	0.31	0.08	(0.15)	0.23	(0.18)
Total income (loss) from operations	0.52	0.21	(0.18)	0.22	(0.03)
Less distributions from:
Net investment income	(0.25)	(0.19)	(0.06)	(0.08)	(0.19)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.25)	(0.19)	(0.06)	(0.08)	(0.19)
Net asset value, end of year	$9.00	$8.73	$8.71	$8.95	$8.81
Total return[3]	6.08%	2.40%	(2.04)%[4]	2.39%	(0.24)%[5]
Net assets, end of year (000s)	$83	$80	$80	$364	$858
Ratios to average net assets:
Gross expenses	1.45%	1.52%	1.38%	1.54%	1.47%
Net expenses[6,7]	1.38	1.38	1.38	1.37	1.35
Net investment income (loss)	2.40	1.52	(0.35)	(0.08)	1.66
Portfolio turnover rate	38%	10%	47%[8]	47%[8]	76%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -2.94% for the year ended May 31, 2022.
[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% for the year ended May 31, 2020.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.76	$8.72	$9.00	$8.86	$9.06
Income (loss) from operations:
Net investment income	0.30	0.22	0.07	0.07	0.21
Net realized and unrealized gain (loss)	0.31	0.08	(0.23)	0.24	(0.15)
Total income (loss) from operations	0.61	0.30	(0.16)	0.31	0.06
Less distributions from:
Net investment income	(0.34)	(0.26)	(0.12)	(0.17)	(0.26)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.34)	(0.26)	(0.12)	(0.17)	(0.26)
Net asset value, end of year	$9.03	$8.76	$8.72	$9.00	$8.86
Total return[3]	7.13%	3.55%	(1.84)%	3.50%	0.62%[4]
Net assets, end of year (000s)	$232,722	$231,915	$270,925	$233,303	$95,351
Ratios to average net assets:
Gross expenses	0.45%	0.46%	0.43%	0.49%	0.62%
Net expenses[5,6]	0.38	0.38	0.38	0.37	0.48
Net investment income	3.40	2.48	0.75	0.80	2.34
Portfolio turnover rate	38%	10%	47%[7]	47%[7]	76%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.79	$8.75	$9.03	$8.89	$9.09
Income (loss) from operations:
Net investment income	0.31	0.22	0.08	0.07	0.23
Net realized and unrealized gain (loss)	0.31	0.09	(0.24)	0.24	(0.17)
Total income (loss) from operations	0.62	0.31	(0.16)	0.31	0.06
Less distributions from:
Net investment income	(0.35)	(0.27)	(0.12)	(0.17)	(0.26)
Return of capital	(0.00)[2]	—	—	—	—
Total distributions	(0.35)	(0.27)	(0.12)	(0.17)	(0.26)
Net asset value, end of year	$9.06	$8.79	$8.75	$9.03	$8.89
Total return[3]	7.16%	3.58%	(1.80)%	3.52%	0.69%[4]
Net assets, end of year (000s)	$37,351	$46,364	$64,146	$19,424	$3,786
Ratios to average net assets:
Gross expenses	0.37%	0.38%	0.36%	0.41%	0.54%
Net expenses[5,6]	0.35	0.35	0.35	0.34	0.41
Net investment income	3.42	2.51	0.85	0.78	2.52
Portfolio turnover rate	38%	10%	47%[7]	47%[7]	76%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to
February 12, 2020, the expense limitation was 0.43%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 46%, 39% and 75%.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Ultra-Short Income Fund 2024 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,977,413	—	$223,977,413
Asset-Backed Securities	—	93,772,602	—	93,772,602
Collateralized Mortgage Obligations	—	60,580,529	—	60,580,529
Mortgage-Backed Securities	—	23,751,001	—	23,751,001
Senior Loans	—	6,916,817	—	6,916,817
U.S. Government & Agency Obligations	—	5,792,495	—	5,792,495
Purchased Options	$92,649	—	—	92,649
Total Long-Term Investments	92,649	414,790,857	—	414,883,506
Short-Term Investments†:
U.S. Treasury Bills	—	13,516,343	—	13,516,343
Commercial Paper	—	9,988,291	—	9,988,291
Money Market Funds	5,407,891	—	—	5,407,891
Total Short-Term Investments	5,407,891	23,504,634	—	28,912,525
Total Investments	$5,500,540	$438,295,491	—	$443,796,031
Other Financial Instruments:
Futures Contracts††	$264,667	—	—	$264,667
Centrally Cleared Interest Rate Swaps††	—	$454,459	—	454,459
Total Other Financial Instruments	$264,667	$454,459	—	$719,126
Total	$5,765,207	$438,749,950	—	$444,515,157
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$43,008	—	—	$43,008
Futures Contracts††	418,746	—	—	418,746
Centrally Cleared Interest Rate Swaps††	—	$186,005	—	186,005
Total	$461,754	$186,005	—	$647,759

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

Western Asset Ultra-Short Income Fund 2024 Annual Report

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2024, the Fund did not hold any credit default swaps to sell protection.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
For average notional amounts of swaps held during the year ended May 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset Ultra-Short Income Fund 2024 Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Credit and market risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,

Western Asset Ultra-Short Income Fund 2024 Annual Report

expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is

Western Asset Ultra-Short Income Fund 2024 Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$12	$(12)
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
During the year ended May 31, 2024, fees waived and/or expenses reimbursed amounted to $245,266, which included an affiliated money market fund waiver of $19,378.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2025	$103,439	$1,284	$109	$217,247	$13,851
Expires May 31, 2026	47,561	1,080	56	168,779	8,412
Total fee waivers/expense reimbursements subject to recapture	$151,000	$2,364	$165	$386,026	$22,263
For the year ended May 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended May 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $11,589 was earned by Investor Services.
There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. Class A shares of the Fund are not subject to a CDSC,  however,  Class A shares acquired through an exchange of shares from another fund sold by the Distributor that were subject to a CDSC remain subject to the original shares’ CDSC while held in the Fund.
For the year ended May 31, 2024, CDSCs paid to Franklin Distributors and its affiliates were as follows:

Class A
CDSCs	$2,100

Western Asset Ultra-Short Income Fund 2024 Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended May 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$119,324,509	$31,866,195
Sales	166,015,108	28,971,768
At May 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$465,400,042	$624,944	$(22,228,955)	$(21,604,011)
Written options	(90,449)	54,392	(6,951)	47,441
Futures contracts	—	264,667	(418,746)	(154,079)
Swap contracts	2,644	454,459	(186,005)	268,454
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$92,649
Futures contracts[3]	264,667
Centrally cleared swap contracts[4]	454,459
Total	$811,775

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$43,008
Futures contracts[3]	418,746
Centrally cleared swap contracts[4]	186,005
Total	$647,759
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(483,608)	—	$(483,608)
Futures contracts	5,635,789	—	5,635,789
Written options	285,386	—	285,386
Swap contracts	103,381	$28,897	132,278
Total	$5,540,948	$28,897	$5,569,845

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$61,935	—	$61,935
Futures contracts	(228,091)	—	(228,091)
Written options	34,657	—	34,657
Swap contracts	366,406	$(1,086)	365,320
Total	$234,907	$(1,086)	$233,821

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Ultra-Short Income Fund 2024 Annual Report

During the year ended May 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$399,663
Written options	345,305
Futures contracts (to buy)	92,407,230
Futures contracts (to sell)	156,261,694
Average Notional Balance
Interest rate swap contracts	$88,248,231
Credit default swap contracts (buy protection)†	6,630,923
Credit default swap contracts (sell protection)†	35,462

†	At May 31, 2024, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended May 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$410,506	$98,007
Class C	54,659	2,939
Class C1	604	265
Class I	—	193,410
Class IS	—	421
Total	$465,769	$295,042
For the year ended May 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$54,807
Class C	1,312
Class C1	59
Class I	178,906
Class IS	10,182
Total	$245,266
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended May 31, 2024	Year Ended May 31, 2023
Net Investment Income:
Class A	$5,894,331	$6,171,790
Class C	154,368	128,120
Class C1	2,306	1,696
Class I	8,685,811	8,230,501
Class IS	1,583,656	1,666,153
Total	$16,320,472	$16,198,260
Return of Capital:
Class A	$44,043	—
Class C	1,154	—
Class C1	17	—
Class I	64,901	—
Class IS	11,833	—
Total	$121,948	—
7. Shares of beneficial interest
At May 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,363,843	$74,770,875	18,551,741	$161,663,932
Shares issued on reinvestment	655,005	5,859,233	699,498	6,105,258
Shares repurchased	(10,160,174)	(90,569,620)	(30,297,407)	(264,293,684)
Net decrease	(1,141,326)	$(9,939,512)	(11,046,168)	$(96,524,494)
Class C
Shares sold	157,907	$1,438,893	889,297	$7,804,857
Shares issued on reinvestment	17,135	154,988	14,460	127,980
Shares repurchased	(348,089)	(3,148,781)	(494,141)	(4,373,030)
Net increase (decrease)	(173,047)	$(1,554,900)	409,616	$3,559,807

Western Asset Ultra-Short Income Fund 2024 Annual Report

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	—	—	—	—
Shares issued on reinvestment	260	$2,312	194	$1,688
Shares repurchased	(202)	(1,778)	(220)	(1,903)
Net increase (decrease)	58	$534	(26)	$(215)
Class I
Shares sold	20,268,276	$180,737,619	24,841,288	$215,709,014
Shares issued on reinvestment	975,878	8,699,201	942,054	8,192,423
Shares repurchased	(21,949,555)	(195,557,225)	(30,364,684)	(263,912,345)
Net decrease	(705,401)	$(6,120,405)	(4,581,342)	$(40,010,908)
Class IS
Shares sold	759,028	$6,782,245	1,231,619	$10,710,092
Shares issued on reinvestment	177,867	1,590,200	190,476	1,662,743
Shares repurchased	(2,090,180)	(18,642,936)	(3,474,643)	(30,329,862)
Net decrease	(1,153,285)	$(10,270,491)	(2,052,548)	$(17,957,027)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended May 31, 2024. The following transactions were effected in such company for the year ended May 31, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$255,076,137	255,076,137	$249,668,246	249,668,246

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,199,136	—	$5,407,891
Western Asset Ultra-Short Income Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended May 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$16,320,472	$16,198,260
Tax return of capital	121,948	—
Total distributions paid	$16,442,420	$16,198,260
As of May 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(9,401,921)
Other book/tax temporary differences(a)	7,885
Unrealized appreciation (depreciation)(b)	(21,442,195)
Total distributable earnings (loss) — net	$(30,836,231)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

Western Asset Ultra-Short Income Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Ultra-Short Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Ultra-Short Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
July 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Ultra-Short Income Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$9,651,036
Section 163(j) Interest Earned	§163(j)	$14,624,442
Interest Earned from Federal Obligations	Note (1)	$169,101
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Ultra-Short Income Fund

Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Ultra-Short Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain

Western Asset Ultra-Short Income Fund

capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 5- and 10-year periods and was approximately equal to the performance of its benchmark index for the 3-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its
Western Asset Ultra-Short Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Ultra-Short Income Fund

Western Asset
Ultra-Short Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC*
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Formerly known as Legg Mason Partners Fund Advisor, LLC.
Western Asset Ultra-Short Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Ultra-Short Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
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•
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•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
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Legg Mason Funds
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Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90063-AFSOI 7/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)	Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2024